Subsequent events	6 Months Ended
Jun. 30, 2026
Text block1 [abstract]
Subsequent events

Note 21. Subsequent events

The outstanding balance under the State-Guaranteed Loan ("PGE"), amounting to $1.3 million as of June 30, 2026, was fully repaid in July 2026 in accordance with the contractual repayment schedule.